Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated April 28, 2026 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025, as supplemented
Addition of Sub‑Adviser
Mesarete Capital LLP (“Mesarete UK”) currently serves as a sub-adviser to the Fund. Pursuant to action taken by the Board of Trustees of the Fund, effective April 22, 2026, Mesarete Capital (US) LLC (“Mesarete US”) will also serve as a discretionary sub‑adviser to the Fund. Mesarete UK and Mesarete US are affiliates and will serve jointly as sub‑adviser with Mesarete UK holding final authority over investment decisions.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Callodine Capital Management, LP	Equity Hedge Strategies
Capital Fund Management, S.A.	Multi-Strategy Strategies
Caspian Capital LP	Event Driven Strategies
Catalio Capital Management, LP	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP and Mesarete Capital (US) LLC	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
OT Research	Equity Hedge Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Callodine Capital Management, LP
Capital Fund Management, S.A.

Caspian Capital LP
Catalio Capital Management, LP
D. E. Shaw Investment Management, L.L.C.
Fort Baker Capital Management LP
Harvest Fund Advisors LLC
Maren Capital LLC
Mariner Investment Group, LLC
Merritt Point Partners LLC
Mesarete Capital LLP and Mesarete Capital (US) LLC
Nephila Capital Ltd.
North Reef Capital Management LP
Oak Hill Advisors, L.P.
OT Research
Seiga Asset Management Limited
Seven Grand Managers LLC
Two Sigma Advisers, LP
Varick Capital Partners LP
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Callodine Capital Management, LP	Equity Hedge Strategies	Equity Long/Short
Capital Fund Management, S.A.	Multi-Strategy Strategies	N/A
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Catalio Capital Management, LP	Equity Hedge Strategies	Equity Long/Short
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Harvest Fund Advisors LLC	Equity Hedge Strategies	Equity Long/Short
Maren Capital LLC	Equity Hedge Strategies	Fundamental Value
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi
Mesarete Capital LLP and Mesarete Capital (US) LLC	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Oak Hill Advisors, L.P.	Relative Value Strategies	Fixed Income – Asset Backed
OT Research	Equity Hedge Strategies	Equity Market Neutral
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Varick Capital Partners LP	Macro Strategies	Systematic Diversified

The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Mesarete Capital LLP (“Mesarete UK”), located at Grafton House, 2‑3 Golden Square, London, W1F 9HR, United Kingdom, and its wholly owned subsidiary, Mesarete Capital (US) LLC (“Mesarete US” and, together with Mesarete UK, “Mesarete”), located at 575 Lexington Avenue, New York, NY 10022, are investment advisers registered with the SEC. Mesarete UK and Mesarete US were founded in 2021 and may provide discretionary investment services on a portion of the Cayman Subsidiary’s assets using Relative Value Strategies. Mesarete UK manages all the regulatory assets under management of Mesarete and had approximately $3.0 billion in assets under management as of March 31, 2026. Mesarete US has no regulatory assets under management of its own and operates subject to the oversight of Mesarete UK.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated April 28, 2026 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2025, as supplemented

Addition of Sub-Adviser

Mesarete Capital LLP (“Mesarete UK”) currently serves as a sub-adviser to the Fund. Pursuant to action taken by the Board of Trustees of the Fund, effective April 22, 2026, Mesarete Capital (US) LLC (“Mesarete US”) will also serve as a discretionary sub-adviser to the Fund. Mesarete UK and Mesarete US are affiliates and will serve jointly as sub-adviser with Mesarete UK holding final authority over investment decisions.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•

Mesarete Capital LLP (“Mesarete UK”) and Mesarete Capital (US) LLC (“Mesarete US”). The principal owner of Mesarete US is Mesarete UK, the principal owners of which are Hakan Sofuoglu and Robert Newman.

Shareholders should retain this Supplement for future reference.